INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5:-	INVENTORIES

	December 31,
	2016	2017

Raw materials	$5,779	$5,146
Finished products	10,554	11,417

	$16,333	$16,563

In the years ended December 31, 2015, 2016 and 2017, the Group wrote-off inventories in a total amount of $724, $2,173 and $1,946, respectively.